Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 4,440,458	S/ 4,611,931
Not later than one month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	974,601	1,205,650
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	1,242,858	1,169,887
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	2,056,381	1,989,466
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 166,618	246,928
Later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables